Note 13 - Related Party Transactions - Share Based Arrangements (Details) - Share-Based Payment Arrangement, Option [Member]	12 Months Ended
Dec. 31, 2022 $ / shares
Grant Date 1 [Member]
Exercise Price (A$) (in dollars per share)	$ 0.92
Share Price at Grant Date (A$) (in dollars per share)	$ 0.44
Volatility	64.00%
Maximum Life (years) (Year)	3 years
Risk-Free Interest rate	2.78%
Fair Value (A$) (in dollars per share)	$ 0.06
Grant Date 2 [Member]
Exercise Price (A$) (in dollars per share)	1.00
Share Price at Grant Date (A$) (in dollars per share)	$ 0.44
Volatility	64.00%
Maximum Life (years) (Year)	3 years
Risk-Free Interest rate	2.78%
Fair Value (A$) (in dollars per share)	$ 0.05